Property Plant And Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant And Equipment
12.
Property, plant and equipment

	Servers and network equipment	Leasehold improve -ments	Construction in progress	Office furniture, equipment and others	Total
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
At January 1, 2022
Cost	344	137	37	91	609
Accumulated depreciation	(260)	(57)	-	(49)	(366)
Net book amount	84	80	37	42	243
Year ended December 31, 2022
Opening net book amount	84	80	37	42	243
Transfer from construction in progress	-	7	(7)	-	-
Additions	23	23	102	23	171
Disposals	-	(1)	-	-	(1)
Depreciation charge	(37)	(25)	-	(28)	(90)
Closing net book amount	70	84	132	37	323
At December 31, 2022
Cost	354	166	132	95	747
Accumulated depreciation	(284)	(82)	-	(58)	(424)
Net book amount	70	84	132	37	323
Year ended December 31, 2023
Opening net book amount	70	84	132	37	323
Transfer from construction in progress	-	1	(1)	-	-
Additions	12	21	210	20	263
Disposals	(5)	(3)	-	(6)	(14)
Depreciation charge	(27)	(33)	-	(22)	(82)
Closing net book amount	50	70	341	29	490
At December 31, 2023
Cost	335	168	341	96	940
Accumulated depreciation	(285)	(98)	-	(67)	(450)
Net book amount	50	70	341	29	490

The Group used the facilities for issuing payment guarantees of the constructions of buildings and has utilized RMB9 million related to the constructions of buildings as at December 31, 2023.

During the years ended December 31, 2021, 2022 and 2023, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Cost of revenues	66	46	37
General and administrative expenses	33	44	45
	99	90	82